Capital Link

Global Fintech Leaders ETF

Schedule of Investments

February 29, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.6%

Canada — 3.1%
Materials — 3.1%
TMX Group	16,253	$426,591
China — 4.8%
Communication Services — 4.8%
Baidu ADR*	3,181	322,331
Tencent Holdings	9,200	325,751
		648,082
France — 4.8%
Financials — 2.4%
BNP Paribas	5,418	324,697
Utilities — 2.4%
Engie	20,643	331,417
		656,114
Germany — 6.2%
Consumer Discretionary — 3.1%
Mercedes-Benz Group	5,330	424,743
Information Technology — 3.1%
SAP	2,262	423,178
		847,921
Hong Kong — 2.6%
Financials — 2.6%
Hong Kong Exchanges &
Clearing	11,300	350,455
Japan — 15.7%
Consumer Discretionary — 6.0%
HIS(A) *	28,600	327,141
Rakuten Group*	90,000	493,085
		820,226
Financials — 6.8%
Monex Group	76,000	469,192
SBI Holdings(A)	16,400	441,037
		910,229
Information Technology — 2.9%
GMO internet group(A)	22,000	397,388
		2,127,843
Singapore — 2.6%
Financials — 2.6%
Singapore Exchange	50,360	353,936
South Korea — 8.0%
Communication Services — 5.5%
Kakao	9,122	365,126
SK Telecom	9,451	374,037
		739,163

Description	Shares	Fair Value
Information Technology — 2.5%
Samsung SDS	2,848	$342,205
		1,081,368
Switzerland — 2.5%
Consumer Staples — 2.5%
Nestle	3,194	332,839
Taiwan — 2.7%
Information Technology — 2.7%
Hon Hai Precision Industry	111,487	363,282
United Kingdom — 2.7%
Financials — 2.7%
HSBC Holdings PLC	46,460	361,137
United States — 43.9%
Consumer Discretionary — 3.2%
Amazon.com*	2,448	432,708
Consumer Staples — 2.4%
Bunge Global	3,453	325,860
Financials — 17.8%
Block, Cl A*	5,217	414,595
CME Group, Cl A	1,705	375,697
Intercontinental Exchange	3,184	440,729
Mastercard, Cl A	876	415,890
PayPal Holdings*	6,123	369,462
Visa, Cl A(A)	1,411	398,805
		2,415,178
Information Technology — 20.5%
Cisco Systems	7,459	360,792
DocuSign, Cl A*	7,257	386,580
International Business
Machines	2,228	412,247
Intuit	629	416,958
Microsoft	964	398,749
Oracle	3,176	354,695
Salesforce*	1,439	444,392
		2,774,413
		5,948,159
Total Common Stock
(Cost $12,557,648)		13,497,727
SHORT-TERM INVESTMENTS — 6.2%
Dreyfus Institutional
Preferred Government Plus
Money Market Fund,
Institutional Shares
5.28%(B)(C)	822,680	822,680
JPMorgan U.S. Government
Money Market Fund, Cl I
5.30%(B)	20,765	20,765
		843,445
Total Short-Term Investments
(Cost $843,445)		843,445

Capital Link

Global Fintech Leaders ETF

Schedule of Investments

February 29, 2024 (Unaudited)

Fair Value

Total Investments - 105.8%
(Cost $13,401,093)	$14,341,172

Percentages are based on Net Assets of $13,560,061.

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(A)	This security or a partial position is on loan at February 29, 2024. The total value of securities on loan at February 29, 2024 was $1,384,914.
(B)	The rate reported is the 7-day effective yield as of February 29, 2024.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 29, 2024 was $822,680. The total value of non-cash collateral held from securities on loan as of February 29, 2024 was $596,069.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

INN-QH-001-1300